Deferred Tax Asset and Income Tax (Expense)/Benefit - Schedule of Deferred Tax Asset And Income Tax (Expense)/Benefit (Details)	12 Months Ended
	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2023 MYR (RM)
Current income tax
Current financial year	RM (1,744,214)	$ (429,505)	RM 500,444	RM (2,795,394)
Prior financial year	26,695	6,574
Deferred taxation
Current financial year	180,567	44,464
Prior financial year	(570,466)	(140,474)		149,315
Total income tax (expense)/benefit recognized in profit or loss	RM (2,107,418)	$ (518,941)	RM 500,444	RM (2,646,079)